Taxation - Schedule of Net Operating Loss Carryforwards (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Net Operating Loss Carryforwards [Abstract]
Operating loss carryforwards	$ 27,380,637	$ 20,541,250
2026 [Member]
Schedule of Net Operating Loss Carryforwards [Abstract]
Operating loss carryforwards	10,218
2027 [Member]
Schedule of Net Operating Loss Carryforwards [Abstract]
Operating loss carryforwards	745,529
2028 [Member]
Schedule of Net Operating Loss Carryforwards [Abstract]
Operating loss carryforwards	3,178,638
2029 [Member]
Schedule of Net Operating Loss Carryforwards [Abstract]
Operating loss carryforwards	5,578,730
2030 [Member]
Schedule of Net Operating Loss Carryforwards [Abstract]
Operating loss carryforwards	3,723,222
2031 [Member]
Schedule of Net Operating Loss Carryforwards [Abstract]
Operating loss carryforwards	1,821,465
2032 [Member]
Schedule of Net Operating Loss Carryforwards [Abstract]
Operating loss carryforwards	1,290,856
2033 [Member]
Schedule of Net Operating Loss Carryforwards [Abstract]
Operating loss carryforwards	798,002
2034 [Member]
Schedule of Net Operating Loss Carryforwards [Abstract]
Operating loss carryforwards	1,060,265
2037 [Member]
Schedule of Net Operating Loss Carryforwards [Abstract]
Operating loss carryforwards	285,859
2038 [Member]
Schedule of Net Operating Loss Carryforwards [Abstract]
Operating loss carryforwards	210,385
2039 [Member]
Schedule of Net Operating Loss Carryforwards [Abstract]
Operating loss carryforwards	284,037
2040 [Member]
Schedule of Net Operating Loss Carryforwards [Abstract]
Operating loss carryforwards	61,720
Indefinitely [Member]
Schedule of Net Operating Loss Carryforwards [Abstract]
Operating loss carryforwards	$ 8,331,711